Restatement of Previously Issued Financial Statements	4 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 2 — Restatement of Previously Issued Financial Statements

On May 6, 2021, the audit committee of the board of directors of the Company (the “Audit Committee”), in consultation with the Company’s independent registered public accounting firm and management, concluded that, because of a misapplication of the accounting guidance related to its public and Private Placement Warrants issued by the Company in November 2020 in connection with the Initial Public Offering (collectively, the “Warrants”), the Company’s previously issued financial statements as of December 31, 2020 and for the period from August 17, 2020 (inception) to December 31, 2020 (the “Affected Period”) should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in the Amendment No. 1 to the Company’s Annual Report on Form 10-K/A for the period ended December 31, 2020 (“Amendment No. 1”).

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the SEC (the “SEC Staff”) together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on November 30, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s Audit Committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheets and the statements of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on November 30, 2020, in light of the SEC Staff’s recent published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company’s Statement of Operations for each reporting period.

Therefore, the Company, in consultation with the Company’s independent registered public accounting firm, management and its Audit Committee, concluded that its previously issued financial statements as of December 31, 2020 and for the period from August 17, 2020 (inception) to December 31, 2020 should be restated and should no longer be relied upon following a misapplication in the guidance relating to the accounting of the Company’s outstanding warrants, including the 17,250,000 warrants included in the units issued by the Company in its Initial Public Offering and the 9,900,000 Private Placement Warrants that were issued to the Company’s Sponsor in the Private Placement that closed concurrently with the closing of the Initial Public Offering.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$347,610,494	$—	$347,610,494
Liabilities and Stockholders’ Equity:
Total current liabilities	$985,396	$—	$985,396
Deferred underwriting commissions	12,075,000	—	12,075,000
Stock warrant liabilities	—	42,283,500	42,283,500
Total liabilities	13,060,396	42,283,500	55,343,896
Class A common stock, $0.0001 par value; shares subject to possible redemption	329,550,090	(42,283,500)	287,266,590
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	154	423	577
Class B common stock – $0.0001 par value	863	—	863
Additional paid-in-capital	5,698,473	17,131,409	22,829,882
Accumulated deficit	(699,482)	(17,131,832)	(17,831,314.00)
Total stockholders’ equity	5,000,008	—	5,000,008
Total liabilities and stockholders’ equity	$347,610,494	$—	$347,610,494

	Period From August 17, 2020 (inception)
	Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(709,798)	$—	$(709,798)
Other (expense) income:
Change in fair value of warrant liabilities	—	(16,168,500)	(16,168,500)
Transaction costs – Warrants	—	(963,332)	(963,332)
Net gain from investments held in Trust Account	10,316	—	10,316
Total other (expense) income	10,316	(17,131,832)	(17,121,516)
Loss before income tax expense	(699,482)	(17,131,832)	(17,831,314)
Income tax expense	—	—	—
Net loss	$(699,482)	$(17,131,832)	$(17,831,314)
Basic and Diluted weighted-average Class A common shares outstanding	34,500,000	—	34,500,000
Basic and Diluted net loss per Class A common shares	$—	—	$—
Basic and Diluted weighted-average Class B common shares outstanding	7,764,706	—	7,764,706
Basic and Diluted net loss per Class B common shares	$(0.09)	$(2.21)	$(2.30)

	Period From August 17, 2020 (inception)
	Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(699,482)	$(17,131,832)	$(17,831,314)
Change in fair value of warrant liabilities	—	(16,168,500)	(16,168,500)
Transaction costs – warrants	—	(963,332)	(963,332)
Net cash used in operating activities	(1,958,317)	—	(1,958,317)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	347,673,897	—	347,673,897
Net change in cash	$715,580	$—	$715,580

In addition, the impact to the balance sheet dated November 30, 2020, filed on a Current Report on Form 8-K with the SEC on December 4, 2020 related to the impact of accounting for the Warrants as liabilities at fair value resulted in a $26.1 million increase to the derivative warrant liabilities line item at November 30, 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item. There is no change to total stockholders’ equity at the reported balance sheet date.